UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Item 1.	Schedule of Investments.

Schedule of Investments

March 31, 2005 (Unaudited)

The Muirfield Fund

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 90.9%

Aim Basic Value Fund - Class A #	89,989		2,870,636
Aim Mid Cap Basic Value Fund - Class A #	90,924		1,171,106
Aim Opportunities I Fund - Class A #	511,322		7,291,454
American Century Large Company Value Fund - Class A	1,083,655		6,924,554
American Century Value Fund - Class A	162,255		1,186,084
Federated Kaufmann Fund - Class A #	1,404,943		7,263,553
Federated Kaufmann Small Cap Fund - Class A	73,020		1,446,517
Federated Stock Trust Fund	78,612		2,866,981
Fidelity Advisor Equity Income Fund - Class A	245,326		6,802,895
Heartland Value Fund	231		10,908
Heartland Value Plus Fund	139,971		3,588,857
iShares Dow Jones Select Index Fund	187,000		11,210,650
PBHG Mid-Cap Fund	339,340		6,097,943
Scudder-Dreman Small Cap Value Fund #	174,907		5,638,992
Total Registered Investment Companies	(Cost $60,334,024)		64,371,130

U.S. Government Obligations - 0.7%

U.S. Treasury Bills, 2.69%, due 06/02/05 *	500,000		497,655

Total U.S. Government Obligations	(Cost $497,684)		497,655

Repurchase Agreements - 8.3%

Morgan Stanley, 2.94%, 04/01/05, (Collateralized by $8,471,592 various Mortgage Backed Securities, at 2.66% - 15.50%, due 01/15/06 - 12/01/37, value - $5,969,176) purchase date 03/31/05	5,852,000		5,852,000

Total Repurchase Agreements	(Cost $5,852,000)		5,852,000

Total Investments - 99.9%	(Cost $66,683,708	)(a)	70,720,785

Other Assets less Liabilities - 0.1%			68,135

Total Net Assets - 100.0%			70,788,920

Trustee Deferred Compensation**

The Flex-funds Dynamic Growth Fund	2,965		22,887
The Flex-funds Highlands Growth Fund	3,154		48,672
The Flex-funds Muirfield Fund	10,362		51,810
The Flex-funds Total Return Utilities Fund	2,198		37,082
Total Trustee Deferred Compensation	(Cost $163,284)		160,451

Futures Contracts

	Long Contracts		Unrealized Appreciation
Standard & Poors 500 expiring June 2005, notional value $6,215,475	21		22,123

Total Futures Contracts			22,123

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,234,382

Unrealized depreciation	(195,569)

Net unrealized appreciation (depreciation)	$4,038,813

#	Represents non-income producing securities.

*	Pledged as collateral on Futures Contracts.

**	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

Schedule of Investments

March 31, 2005 (Unaudited)

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)	Value ($)
Common Stocks - 100.0%

Electric/Gas Utility - 14.4%
AGL Resources, Inc.	22,985	802,866
ATMOS Energy Corp.	18,355	495,585
MDU Resources Group, Inc.	30,605	845,310
NiSource, Inc.	44,020	1,003,216
		3,146,977

Electric Utility - 18.6%
Cinergy Corp.	19,765	800,879
Energy East Corp.	43,405	1,138,079
KeySpan Corp.	15,635	609,296
IDACORP, Inc.	23,660	671,234
Pepco Holdings, Inc.	19,770	414,972
Sierra Pacific Resources #	41,440	445,480
		4,079,940

Natural Gas (Distributor) - 18.7%
Enterprise Products Partners, L.P.	26,886	690,970
National Fuel Gas Co.	21,980	628,408
Nicor, Inc.	13,260	491,813
ONEOK, Inc.	25,205	776,818
Southern Union Co. #	20,334	510,586
Vectren Corp.	25,690	684,382
WGL Holdings, Inc.	10,150	314,244
		4,097,221

Oil & Natural Gas - 33.1%
Anadarko Petroleum Corp.	7,605	578,741
Burlington Resources, Inc.	13,170	659,422
Devon Energy Corp.	13,155	628,151
EOG Resources, Inc.	16,000	779,840
Equitable Resources, Inc.	15,060	865,046
Kinder Morgan Energy Partners, L.P.	22,403	1,008,135
Peoples Energy Corp.	12,245	513,310
Pioneer Natural Resources Co.	24,300	1,038,096
Questar Corp.	19,735	1,169,299
		7,240,040

Telecommunication Services - 9.5%
Avaya, Inc. #	33,110	386,725
Brasil Telecom ADR	13,645	445,509
China Mobile Limited ADR	25,725	422,147
Citizens Communications Co.	26,640	344,722
Telefonos de Mexico SA de CV ADR	13,990	483,075
		2,082,178

Schedule of Investments

March 31, 2005 (Unaudited)

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)		Value ($)

Water Utility - 5.7%
Aqua America, Inc.	34,567		842,052
United Utilities PLC	17,170		414,656
			1,256,708

Total Common Stocks	(Cost $18,117,928)		21,903,064

Repurchase Agreements - 0.1%

Morgan Stanley, 2.94%, 04/01/05, (Collateralized by $21,715 various Mortgage Backed Securities, at 2.66% - 15.50%, due 01/15/06 - 12/01/37, value - $15,301) purchase date 03/31/05	15,000		15,000

Total Repurchase Agreements	(Cost $15,000)		15,000

Total Investments - 100.1%	(Cost $18,132,928	)(a)	21,918,064

Liabilities less Other Assets - (0.1%)			(13,077)

Total Net Assets - 100.0%			21,904,987

Trustee Deferred Compensation*

The Flex-funds Dynamic Growth Fund	1,042		8,044
The Flex-funds Highlands Growth Fund	952		14,687
The Flex-funds Muirfield Fund	3,433		17,167
The Flex-funds Total Return Utilities Fund	704		11,876

Total Trustee Deferred Compensation	(Cost $48,891)		51,774

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,262,744
Unrealized depreciation	(477,608)

Net unrealized appreciation (depreciation)	$3,785,136

ADR:	American Depository Receipt

#	Represents non-income producing securities.

*	Assets of affiliates to The Total Return Utilities Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.

Schedule of Investments

March 31, 2005 (Unaudited)

The Highlands Growth Fund

Security Description	Shares, Long Contracts, or Principal Amount ($)	Unrealized Appreciation or Value ($)
Common Stocks - 94.1%

Capital Goods, Materials & Services - 8.7%
(Subadvised by Barrow, Hanley, Mewhinney & Strauss, Inc.)
3M Co.	2,455	210,369
American Power Conversion Corp.	6,165	161,215
Barrick Gold Corp.	5,510	132,019
Caterpillar, Inc.	1,745	159,563
Cendant Corp.	6,230	127,964
Ingersoll-Rand Co. - Class A	1,740	138,591
Masco Corp.	3,515	121,865
PHH Corp. #	312	6,823
Praxair, Inc.	2,785	133,290
Sourcecorp, Inc. #	5,955	119,934
Tyco International, Ltd.	6,160	208,208
		1,519,841

Consumer Durable Goods - 7.4%
(Subadvised by Barrow, Hanley, Mewhinney & Strauss, Inc.)
Advance Auto Parts, Inc. #	1,235	62,306
Best Buy Co., Inc.	1,495	80,745
Cabela’s, Inc. #	2,405	49,615
CVS Corp.	1,655	87,086
Dollar Tree Stores, Inc. #	2,015	57,891
eBay, Inc. #	1,250	46,575
Federated Department Stores, Inc.	1,215	77,323
GameStop Corp. #	2,895	64,153
Home Depot, Inc.	4,470	170,933
Office Depot, Inc. #	3,480	77,186
Target Corp.	2,490	124,550
TJX Cos., Inc.	2,910	71,673
Tommy Hilfiger, Inc. #	4,695	54,931
Wal-Mart Stores, Inc.	5,425	271,847
		1,296,814

Consumer Non-durable Goods - 13.5%
(Subadvised by Barrow, Hanley, Mewhinney & Strauss, Inc.)
Action Performance Cos., Inc.	8,825	116,755
Altria Group, Inc.	5,470	357,683
Bunge, Ltd.	2,535	136,586

Schedule of Investments

March 31, 2005 (Unaudited)

The Highlands Growth Fund

Security Description	Shares, Long Contracts, or Principal Amount ($)	Unrealized Appreciation or Value ($)
Comcast Corp. - Special - Class A #	6,450	215,688
Diageo PLC - ADR	2,460	139,974
Great Wolf Resorts, Inc.	4,670	116,516
Hain Celestial Group, Inc. #	6,215	115,848
JAKKS Pacific, Inc. #	7,630	163,816
Navarre Corp. #	5,335	42,413
News Corp., Ltd.	11,255	190,435
PepsiCo, Inc.	3,965	210,264
Procter & Gamble Co.	4,030	213,590
Viacom, Inc. - Class B	5,463	190,276
Wendy’s International, Inc.	3,905	152,451
		2,362,295

Energy - 8.8%
(Subadvised by The Mitchell Group, Inc.)
Chevron Texaco Corp.	2,112	123,151
ConocoPhillips	2,600	280,384
Devon Energy Corp.	2,600	124,150
Exxon Mobil Corp.	6,824	406,710
Halliburton Co.	2,600	112,450
Nabors Industries, Inc. #	1,800	106,452
National-Oilwell Varco, Inc. #	1,858	86,769
Schlumberger, Ltd.	1,400	98,672
Talisman Energy, Inc.	3,300	112,695
Unocal Corp.	1,500	92,535
		1,543,968

Finance - 21.9%
(Subadvised by Clover Partners LP)
American International Group, Inc.	5,120	283,699
Banco Latinoamerican de Exportaciones	10,971	224,247
Bank of America Corp.	9,040	398,664
BOK Financial Corp. #	4,920	200,146
Capital One Financial Corp.	3,340	249,732
Citigroup, Inc.	15,152	680,931
Commerce Bancorp, Inc.	4,999	162,317
Genworth Financial, Inc.	9,390	258,413
Merill Lynch & Co.	5,320	301,112
MGIC Investment Corp.	4,560	281,215
Northern Trust Corp.	7,520	326,669

Schedule of Investments

March 31, 2005 (Unaudited)

The Highlands Growth Fund

Security Description	Shares, Long Contracts, or Principal Amount ($)	Unrealized Appreciation or Value ($)
Penn Treaty American Corp. #	56,040	125,529
PMI Group	2,754	104,680
U.S. Bancorp	8,520	245,546
Wachovia Corp. - Preferred Dividend Equalization	1,700	0
		3,842,900

Health - 9.7%
(Subadvised by Sector Capital Management, LLP)
I-Shrs S&P 500 Healthcare SPDR TR	57,011	1,702,348
		1,702,348

Technology - 16.1%
(Subadvised by Dresdner RCM Global Investors, L.L.C.)
Apple Computer, Inc. #	3,600	150,012
Comverse Technology, Inc. #	3,700	93,314
Dell, Inc. #	5,450	209,389
EMC Corp. #	8,100	99,792
F5 Networks, Inc. #	1,400	70,686
Google, Inc. #	1,450	261,739
Honeywell International, Inc.	3,400	126,514
Intel Corp.	13,000	301,990
Lockheed Martin Corp.	1,950	119,067
Marvell Technology Group, Ltd. #	4,850	185,949
Mercury Interactive Corp. #	2,000	94,760
Microsoft Corp.	19,400	468,898
Oracle Corp. #	13,800	172,224
Qualcom, Inc.	4,700	172,162
United Technologies Corp.	1,650	167,739
Yahoo!, Inc. #	3,800	128,820
		2,823,055

Transportation - 1.9%
(Subadvised by Miller/Howard Investments, Inc.)
Norfolk Southern Corp.	2,995	110,965
Ryder System, Inc.	2,575	107,377
Yellow Corp. #	1,810	105,957
		324,299

Schedule of Investments

March 31, 2005 (Unaudited)

The Highlands Growth Fund

Security Description	Shares, Long Contracts, or Principal Amount ($)		Unrealized Appreciation or Value ($)
Utilities - 6.1%
(Subadvised by Clover Partners LP)
Alltel Corp.	1,929		105,806
Entergy Corp.	1,677		118,498
FPL Group, Inc.	4,038		162,126
PG & E Corp.	4,763		162,418
Questar Corp.	1,828		108,309
SBC Communications, Inc.	5,044		119,492
Southwestern Energy Co. #	2,360		133,954
Texas Utilities Co.	2,068		164,675
			1,075,278

Total Common Stocks	(Cost $15,604,395)		16,490,798

U.S. Government Obligations - 0.6%

U.S. Treasury Bills,
2.69%, due 06/02/2005 *	100,000		99,531

Total U.S. Government Obligations	(Cost $99,537)		99,531

Repurchase Agreements - 5.1%

Morgan Stanley, 2.94%, 04/01/05, (Collateralized by $1,298,534 various Mortgage Backed Securities, at 2.66% - 15.50%, due 01/15/06 - 12/01/37, value - $914,961) purchase date 03/31/05	897,000		897,000
Total Repurchase Agreements	(Cost $897,000)		897,000

Total Investments - 99.8%	(Cost $16,600,932	)(a)	17,487,329

Other Assets less Liabilities - 0.2%			32,108

Total Net Assets - 100.0%			17,519,437

Trustee Deferred Compensation**
The Flex-funds Dynamic Growth Fund	1,532		11,831
The Flex-funds Highlands Growth Fund	1,436		22,155
The Flex-funds Muirfield Fund	5,118		25,589
The Flex-funds Total Return Utilities Fund	1,099		18,543

Schedule of Investments

March 31, 2005 (Unaudited)

The Highlands Growth Fund

Security Description	Shares, Long Contracts, or Principal Amount ($)		Unrealized Appreciation or Value ($)
Total Trustee Deferred Compensation	(Cost $	76,712)	78,118

Futures Contracts

S&P 500 expiring June 2005, notional value $887,925		3	4,650
Total Futures Contracts			4,650

(a)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting of approximately $161,152. Cost for federal income tax purposes of $16,762,084 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,360,288
Unrealized depreciation	(473,885)

Net unrealized appreciation (depreciation)	$886,403

ADR:	American Depository Receipt

#	Represents non-income producing securities.

*	Pledged as collateral on Futures Contracts.

**	Assets of affiliates to The Highlands Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

Schedule of Investments

March 31, 2005 (Unaudited)

The Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 93.9%

American Century Vista Fund #	340,745		4,889,695
Fidelity Advisor Leveraged Company Stock Fund - Class A	240,099		6,156,143
Fidelity Advisor Small Cap Fund - Class A #	127,441		3,056,038
Goldman Sachs Mid Cap Value Fund	164,000		5,584,213
iShares Russell 1000 Value Index Fund	56,000		3,685,360

Total Registered Investment Companies	(Cost $23,060,761)		23,371,449

U.S. Government Obligations - 1.6%

U.S. Treasury Bills, 2.69%, due 06/02/05 *	400,000		398,124

Total U.S. Government Obligations	(Cost $398,147)		398,124

Repurchase Agreements - 4.4%

Morgan Stanley, 2.94%, 04/01/05, (Collateralized by $1,599,643 various Mortgage Backed Securities, at 2.66% - 15.50%, due 01/15/06 - 12/01/37, value - $1,127,126) purchase date 03/31/05	1,105,000		1,105,000

Total Repurchase Agreements	(Cost $1,105,000)		1,105,000

Total Investments - 99.9%	(Cost $24,563,908	)(a)	24,874,573

Other Assets less Liabilities - 0.1%			18,222

Total Net Assets - 100.0%			24,892,795

Trustee Deferred Compensation**

The Flex-funds Dynamic Growth Fund	712		5,493
The Flex-funds Highlands Growth Fund	571		8,813
The Flex-funds Muirfield Fund	2,290		11,448
The Flex-funds Total Return Utilities Fund	455		7,678

Total Trustee Deferred Compensation	(Cost $29,587)		33,432

Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)
S & P 400 Mid Cap expiring June 2005, notional value $1,323,200	4		(3,155)
Total Futures Contracts			(3,155)

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$316,120
Unrealized depreciation	(5,432)

Net unrealized appreciation (depreciation)	$310,688

#	Represents non-income producing security.

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

Schedule of Investments

March 31, 2005 (Unaudited)

The Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 92.6%

Aim International Small Company Fund - Class A	58,092		988,729
American Century Small Company Fund - Investor Class	55,051		545,549
American Century Vista Fund #	75,384		1,081,762
Fidelity Advisor Leveraged Company Stock Fund - Class A	95,737		2,454,693
Fidelity Advisor Small Cap Fund - Class A #	33,541		804,314
Goldman Sachs Mid Cap Value Fund	40,411		1,376,004
iShares MSCI Emerging Markets Index Fund	3,500		709,800
iShares Russell 1000 Value Index Fund	36,500		2,402,065

Total Registered Investment Companies	(Cost $10,109,131)		10,362,916

U.S. Government Obligations - 1.8%

U.S. Treasury Bills, 2.69%, due 06/02/05 *	200,000		199,062

Total U.S. Government Obligations	(Cost $199,073)		199,062

Repurchase Agreements - 5.5%

Morgan Stanley, 2.94%, 04/01/05, (Collateralized by $891,747 various Mortgage Backed Securities, at 2.66% - 15.50%, due 01/15/06 - 12/01/37, value - $628,335) purchase date 03/31/05	616,000		616,000

Total Repurchase Agreements	(Cost $616,000)		616,000

Total Investments - 99.9%	(Cost $10,924,204	)(a)	11,177,978

Other Assets less Liabilities - 0.1%			14,881

Total Net Assets - 100.0%			11,192,859

Trustee Deferred Compensation**

The Flex-funds Dynamic Growth Fund	610		4,706
The Flex-funds Highlands Growth Fund	479		7,397
The Flex-funds Muirfield Fund	1,949		9,747
The Flex-funds Total Return Utilities Fund	389		6,564

Total Trustee Deferred Compensation	(Cost $25,073)		28,414

Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)
S & P 400 Mid Cap expiring June 2005, notional value $661,600	2		(1,577)
Total Futures Contracts			(1,577)

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$257,327
Unrealized depreciation	(3,541)

Net unrealized appreciation (depreciation)	$253,786

#	Represents non-income producing securities.

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

Schedule of Investments

March 31, 2005 (Unaudited)

The U.S. Government Bond Fund

Security Description	Principal Amount ($) or Shares		Value ($)
U.S. Government Obligations - 82.0%

Federal Farm Credit 2.32%, due 12/26/06	500,000		489,550

U.S. Treasury Bills, 2.76%, due 06/23/05 *	50,000		49,682

U.S. Treasury Notes, 4.625%, due 05/15/06	1,000,000		1,011,719

U.S. Treasury Notes, 6.50%, due 10/15/06	500,000		520,858

U.S. Treasury Notes, 2.625%, due 11/15/06	530,000		520,808

U.S. Treasury Notes, 3.125%, due 05/15/07	400,000		394,312

U.S. Treasury Notes, 2.75%, due 08/15/07	400,000		389,937

U.S. Treasury Notes, 3.375%, due 12/15/08	1,100,000		1,074,390

U.S. Treasury Notes, 4.00%, due 06/15/09	1,200,000		1,194,938

U.S. Treasury Notes, 5.00%, due 08/15/11	770,000		800,319

U.S. Treasury Notes, 4.375%, due 08/15/12	600,000		601,594

U.S. Treasury Notes, 4.00%, due 11/15/12	600,000		585,844

U.S. Treasury Notes, 4.25%, due 11/15/13	500,000		492,500

Total U.S. Government Obligations	(Cost $8,126,829)		8,126,451

Repurchase Agreements - 17.2%

Morgan Stanley, 2.94%, 04/01/05, (Collateralized by $2,462,436 various Mortgage Backed Securities, at 2.66% - 15.50%, due 01/15/06 - 12/01/37, value - $1,735,059) purchase date 03/31/05	1,701,000		1,701,000

Total Repurchase Agreements	(Cost $1,701,000)		1,701,000

Total Investments - 99.2%	(Cost $9,827,829	)(a)	9,827,451

Other Assets less Liabilities - 0.8%			76,498

Total Net Assets - 100.0%			9,903,949

Futures Contracts

	Long Contracts		Unrealized Appreciation

Long, U.S. 2-Year Note Futures, notional value $413,781 expiring June 2005	2		31

Long, U.S. 5-Year Note Futures, notional value $535,469 expiring June 2005	5		312

Total Futures Contracts			343

Trustee Deferred Compensation**

The Flex-funds Dynamic Growth Fund	787		6,075
The Flex-funds Highlands Growth Fund	757		11,685
The Flex-funds Muirfield Fund	2,630		13,151
The Flex-funds Total Return Utilities Fund	539		9,095

Total Trustee Deferred Compensation	(Cost $38,194)		40,006

(a)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting of approximately $21,563. Cost for federal income tax purposes of $9,827,829 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$19,933
Unrealized depreciation	(20,311)

Net unrealized appreciation (depreciation)	$(378)

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The U.S. Government Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan. collateral on futures contracts.

Schedule of Investments

March 31, 2005 (Unaudited)

The Money Market Fund

Security Description	Coupon/Yield		Maturity	Principal Amount ($) or Shares	Value ($)
Certificates of Deposit - 4.4%

Huntington National Bank CD	3.02%		05/27/05	2,000,000	2,000,000
Huntington National Bank CD	2.74%		05/31/05	5,000,000	5,000,000

Total Certificates of Deposit				(Cost $7,000,000)	7,000,000

Commercial Paper - 2.2%

American Honda Finance	2.66%		04/12/05	1,000,000	999,187
Duff & Phelps Utility & Corporate Bond Trust, Inc.**	2.40%		04/14/05	1,990,000	1,988,276
Hitachi Capital America	2.72%		04/28/05	475,000	474,031
Huntington National Bank	2.20%		04/01/05	107,949	107,949

Total Commercial Paper				(Cost $3,569,443)	3,569,443

Corporate Obligations - 72.8%

AIG Sunamerica Global	7.60%		06/15/05	2,000,000	2,019,629
Air Products & Chemicals	7.38%		05/01/05	5,165,000	5,185,047
Allstate Corp.	7.88%		05/01/05	2,805,000	2,815,989
Aquarium Holdings, KY**	2.85	% *	04/07/05	108,000	108,000
Associates Corp.	6.63%		06/15/05	618,000	623,493
Austin Printing Co., Inc.**	2.97	% *	04/07/05	1,395,000	1,395,000
Bath Technologies, Inc.**	2.92	% *	04/07/05	1,235,000	1,235,000
Bank Of America Corp.	7.63%		04/15/05	1,365,000	1,368,246
Bear Stearns Co., Inc.	6.25%		07/15/05	900,000	908,952
Beaver Creek Enterprise**	2.92	% *	04/07/05	1,935,000	1,935,000
Boeing Co.	6.63%		06/01/05	1,000,000	1,006,316
Cascade Plaza Project**	2.92	% *	04/07/05	8,065,000	8,065,000
Citigroup, Inc.	7.63%		05/01/05	1,440,000	1,447,323
Citigroup, Inc.	4.13%		06/30/05	2,000,000	2,004,839
Clark Grave Vault Co.**	2.85	% *	04/07/05	900,000	900,000
Coca Cola Enterprise	4.00%		06/01/05	500,000	500,758
Colgate-Palmolive Co.	3.98%		04/29/05	1,500,000	1,501,462
Costco Wholesale Corp.	7.13%		06/15/05	1,250,000	1,261,071
Discover Bank	2.10%		05/03/05	2,000,000	1,999,721
Don’s Launderers-Cleaners, Inc.**	2.85	% *	04/07/05	1,000,000	1,000,000
Emerson Electric	7.88%		06/01/05	6,000,000	6,051,430
Espanola/Nambe**	3.02	% *	04/07/05	630,000	630,000
First Union Corp.	7.05%		08/01/05	2,000,000	2,027,254
Geico Corp.	7.50%		04/15/05	1,000,000	1,001,874
General Electric Capital	7.50%		05/15/05	5,700,000	5,732,779
Gillette Company	4.00%		06/30/05	500,000	501,069
Gordon Flesch Co. Project**	2.92	% *	04/07/05	800,000	800,000
Hewlett-Packard Co.	7.15%		06/15/05	1,140,000	1,149,405
Isaac Tire, Inc.**	2.85	% *	04/07/05	840,000	840,000
K.L. Morris, Inc.**	2.85	% *	04/07/05	2,015,000	2,015,000
Keiser Street, Inc.**	2.92	% *	04/07/05	1,670,000	1,670,000
Manufacturers Life	7.88%		04/15/05	2,000,000	2,004,072
Martin Wheel Co, Inc.**	3.16	% *	04/07/05	2,275,000	2,275,000
Massmutual Global	4.55%		05/30/05	3,000,000	3,008,502
MetLife Insurance Co.***	2.66	% *	04/01/05	10,000,000	10,000,000
Minnesota Mining & Manufacturing	4.15%		06/30/05	500,000	501,248
Mubea, Inc.**	2.90	% *	04/07/05	4,000,000	4,000,000
National City Corp.	7.20%		05/15/05	1,000,000	1,005,323
National Rural Utilities	6.13%		05/15/05	4,000,000	4,016,410
Osco Industries, Inc.**	2.97	% *	04/07/05	900,000	900,000
O.K.I. Supply Co.**	2.85	% *	04/07/05	1,275,000	1,275,000
P & P Investment**	2.95	% *	04/07/05	370,000	370,000
Procter & Gamble	4.00%		04/30/05	2,300,000	2,303,260
Pro Tire, Inc.**	2.85	% *	04/07/05	1,010,000	1,010,000
R.I. Lampus Co.**	2.97	% *	04/07/05	130,000	130,000
Salomon Smith Barney	6.88%		06/15/05	5,000,000	5,042,127
Seariver Maritime, Inc.	2.72	% *	04/01/05	3,900,000	3,900,000
SGS Tool Co.**	2.97	% *	04/07/05	360,000	360,000

Schedule of Investments

March 31, 2005 (Unaudited)

The Money Market Fund

Security Description	Coupon/Yield		Maturity	Principal Amount ($) or Shares	Value ($)
Society National Bank	7.25%		06/01/05	2,050,000	2,064,162
Springside Corp Exchange Partners LLC**	2.92	% *	04/07/05	2,000,000	2,000,000
Taylor Brothers Properties LLC**	2.85	% *	04/07/05	1,170,000	1,170,000
Washington Mutual	8.25%		06/15/05	3,000,000	3,034,143
White Castle Project**	2.92	% *	04/07/05	6,000,000	6,000,000

Total Corporate Obligations				(Cost $116,068,904)	116,068,904

U.S. Government Agency Obligations - 7.7%

Federal Home Loan Bank	1.40%		04/01/05	2,000,000	2,000,000
Federal Home Loan Bank	1.35%		04/29/05	1,000,000	1,000,000
Federal Home Loan Bank	5.25%		05/13/05	500,000	501,827
Federal Home Loan Bank	2.76	% *	07/26/05	5,000,000	4,999,615
Federal Home Loan Bank	1.69%		08/12/05	1,000,000	996,362
Federal Home Loan Bank	2.07%		08/19/05	250,000	249,189
Federal Home Loan Bank	2.23%		11/28/05	500,000	499,373
Federal Home Loan Bank	3.00%		01/25/06	2,000,000	2,000,000

Total U.S. Government Agency Obligations				(Cost $12,246,366)	12,246,366

Repurchase Agreements - 12.2%

Morgan Stanley, 2.94%, 04/01/05, (Collateralized by $28,139,236 various Mortgage Backed Securities, at 2.66% - 15.50%, due 01/15/06 - 12/01/37, value - $19,827,211) purchase date 03/31/05				19,438,000	19,438,000

Total Repurchase Agreements				(Cost $19,438,000)	19,438,000

Total Investments - 99.3%				(Cost $158,322,713) (a)	158,322,713

Other Assets less Liabilities - 0.7					1,167,429

Total Net Assets - 100.0%					159,490,142

Trustee Deferred Compensation****

The Flex-funds Dynamic Growth Fund				1,321	10,196
The Flex-funds Highlands Growth Fund				1,350	20,834
The Flex-funds Muirfield Fund				4,680	23,400
The Flex-funds Total Return Utilities Fund				1,069	18,042

Total Trustee Deferred Compensation				(Cost $75,812 )	72,472

(a)	Cost for federal income tax and financial reporting purposes are the same.

*	Variable rate security. Interest rate is as of March 31, 2005. Maturity date reflects the next rate change date.

**	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of March 31, 2005, securities restricted as to resale to institutional investors represented 26.6% of Total Investments.

***	Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of March 31, 2005, illiquid securities represented 6.3% of Total Investments.

****	Assets of affiliates to The Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: May 20, 2005

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date: May 20, 2005